Income Taxes - Narratives (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Income tax statutory rate (in percent)	21.00%	21.00%	21.00%	21.00%
Operating loss carryforwards, period of expiration			20 years
Uncertain tax positions	$ 0		$ 0	$ 0
Penalties and interest expense			0	$ 0
Valuation allowance			2,463,599
California
Income Taxes
Income tax statutory rate (in percent)	21.00%
Operating loss carryforward not subject to expiration			8,800,000
Operating loss carryforward subject to expiration			$ 7,100,000